Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance service result
Insurance revenue (note 6)	$ 28,888	$ 26,592
Insurance service expenses (note 6)	(23,091)	(21,822)
Net expenses from reinsurance contracts held (note 6)	(1,271)	(769)
Total insurance service result	4,526	4,001
Investment result
Investment income	19,014	18,249
Realized and unrealized gains (losses) on assets supporting insurance and investment contract liabilities	6,275	2,210
Investment expenses	(1,342)	(1,348)
Net investment income (loss)	23,947	19,111
Insurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	(22,681)	(16,219)
Reinsurance finance income (expenses) and effect of movement in foreign exchange rates (note 6)	1,694	1,133
Decrease (increase) in investment contract liabilities (note 6)	(551)	(504)
Investment result excluding segregated investment funds	2,409	3,521
Segregated funds investment result (note 22)
Investment income related to segregated funds net assets	57,909	52,870
Financial changes related to insurance and investment contract liabilities for account of segregated fund holders	(57,909)	(52,870)
Net segregated funds investment result	0	0
Total investment result	2,409	3,521
Other revenue (note 13)	8,129	7,588
General expenses	(4,901)	(4,859)
Commissions related to non-insurance contracts	(1,539)	(1,480)
Interest expenses	(1,530)	(1,681)
Net income (loss) before income taxes	7,094	7,090
Income tax (expenses) recoveries	(1,034)	(1,212)
Net income (loss)	6,060	5,878
Net income (loss) attributed to:
Non-controlling interests	278	247
Participating policyholders	210	246
Shareholders and other equity holders	5,572	5,385
Net income (loss)	6,060	5,878
Net income (loss) attributed to shareholders	5,572	5,385
Preferred share dividends and other equity distributions	(321)	(311)
Common shareholders’ net income (loss)	$ 5,251	$ 5,074
Earnings per share
Basic earnings per common share (note 11) (in dollars per share)	$ 3.08	$ 2.85
Diluted earnings per common share (note 11) (in dollars per share)	3.07	2.84
Dividends per common share (in dollars per share)	$ 1.76	$ 1.60